Fees Summary	Jul. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,713,000
Previously Paid Amount	0.00
Total Fee Amount	374.67
Total Offset Amount	0.00
Net Fee	374.67
Narrative - Max Aggregate Offering Price	$ 2,713,000
Final Prospectus	true